Note 21 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	As of or for the Year Ended December 31,
	2025			2024
	Quaint Oak Bank(1)	Oakmont Commercial, LLC	Consolidated	Quaint Oak Bank(2)	Oakmont Commercial, LLC	Consolidated
Net Interest Income	$16,737	$1,166	$17,903	$17,045	$772	$17,817
Provision for (Recovery of) Credit Losses	1,217	-	1,217	1,969	(435)	1,534
Net Interest Income after Provision for (Recovery of) Credit Losses	15,520	1,166	16,686	15,076	1,207	16,283

Non-Interest Income
Mortgage banking, equipment lending and title abstract fees	947	-	947	909	-	909
Real estate sales commissions, net	-	-	-	20	-	20
Insurance commissions	820	-	820	744	-	744
Other fees and services charges	(11)	99	88	593	135	728
Income from bank-owned life insurance	128	-	128	118	-	118
Net gain on sale of loans	2,038	1,707	3,745	2,187	1,512	3,699
Gain on the sale of SBA loans	1,431	-	1,431	453	-	453
Gain on the sale-leaseback transaction	-	-	-	1,485	-	1,485
Total Non-Interest Income	5,353	1,806	7,159	6,509	1,647	8,156

Non-Interest Expense
Salaries and employee benefits	13,882	1,276	15,158	13,195	1,441	14,636
Directors’ fees and expenses	263	-	263	201	-	201
Occupancy and equipment	1,796	3	1,799	1,418	-	1,418
Data processing	1,760	-	1,760	1,298	-	1,298
Professional fees	1,709	139	1,848	1,006	81	1,087
FDIC deposit insurance assessment	530	-	530	614	-	614
Advertising	270	24	294	277	25	302
Amortization of other intangible	48	-	48	49	-	49
Other	1,459	42	1,501	1,376	37	1,413
Total Non-Interest Expense	21,717	1,484	23,201	19,434	1,584	21,018
Pretax Segment (Loss) Profit	$(844)	$1,488	$644	$2,151	$1,270	$3,421
Income from Discontinued Operations	$-	$-	$-	$564	$-	$564
Income Tax from Discontinued Operations	$-	$-	$-	$158	$-	$158
Net Income from Discontinued Operations	$-	$-	$-	$406	$-	$406
Segment Assets	$620,182	$55,671	$675,853	$632,644	$52,524	$685,168